Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2017	2018
	$	$

Staff advances	243	303
Prepayment for products	785	812
Advance to OEMs	3,662	11,479
Rental and other deposits	1,069	591
VAT recoverable	2,189	2,610
Loan to third parties	1,469	-
Receivable from an agent	6,318	1,545
Prepayment for share repurchase	-	10,048
Others	82	198
	15,817	27,586
Less: provision	-	(570)

	15,817	27,016

The prepayment for share repurchase of $10,048 was for a transaction in which the Company repurchased shares from the sponsor of the SPAC merger. The transaction was completed in May 2019. See Note 23. SUBSEQUENT EVENTS, section (c).